DEAN WITTER EUROPEAN GROWTH FUND INC.                    TWO WORLD TRADE CENTER,
                                                         NEW YORK, NEW YORK
                                                         10048
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1997

DEAR SHAREHOLDER:

The economic environment across Europe improved during the fiscal year ended October 31, 1997. For the second year in a row, the United Kingdom was the strongest performing economy due to a combination of low interest rates and low inflation. The Bank of England did tighten monetary policy following the General Election on May 1, but this had limited apparent impact on the strong consumer spending environment of this economy. The strength of the British pound relative to the Deutsche mark did, however, make conditions tougher for the exporting and trade-dependant sectors of the British economy.

In Germany and the Deutsche mark bloc, the weakness of the mark relative to the U.S. dollar through the third quarter produced an export-led recovery. This was coupled with an easy monetary policy across most of Continental Europe and short-term interest rates continued declining, particularly in Italy and Spain. The European economies will always be a mosaic with varying strengths and weaknesses, but in 1997 there was a sustained convergence (in inflation rates, interest rates, falling budget deficits, etc.), engineered, to an extent, in preparation for monetary union in 1999.

Politics generally exerted little influence in 1997 on the economies and stock markets of Europe. In the United Kingdom, the election of a Labour government on May 1, was widely forecasted and, given the obvious competence of the incoming administration, was met with equanimity by the U.K. bond and stock markets. In France, the return of a Socialist government on June 1 was not expected and undermined French stocks for an extended period. However, the Socialist party's policies turned out to be more centrist and moderate than feared and, crucially, more pro-European than expected. Elsewhere the political environment was stable.

Overall, Europe's equity markets turned in strong performances, continuing the bull market that has run for nearly three years. Cyclical stocks in Continental Europe were notably strong performers during

DEAN WITTER EUROPEAN GROWTH FUND INC.
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1997, CONTINUED

early 1997, supported by sharply stronger economies and the competitive level of the German mark. In the United Kingdom, the strength of the British pound limited the performance of export-related cyclicals. Financials performed well both on the Continent and in the United Kingdom. In the United Kingdom, it was the strong domestic economy that allowed for the outperformance of blue-chip, high-quality banks and growth sectors like pharmaceuticals, while on the Continent performance was driven by restructuring and mergers and acquisitions (both actual and rumored). In contrast to the United Kingdom, Continental European growth stocks -- which in many cases had reached high levels during 1996 -- typically underperformed the broad market indices in 1997 as market leadership switched to more economically sensitive stocks and sectors.

PERFORMANCE AND PORTFOLIO

Against this backdrop, Dean Witter
European Growth Fund Class B produced a
total return of 19.40 percent versus
15.13 percent for the Morgan Stanley
Capital International (MSCI) World
Index and 20.38 percent for the Lipper
European Region Funds Average. The
accompanying chart illustrates the
growth of a hypothetical $10,000
investment in the Fund from inception
(June 1, 1990) through October 31,
1997, versus investments in the
companies that comprise the MSCI World
Index and the Lipper European Region
Fund's Average.

The Fund slightly underperformed its
Lipper benchmark index during fiscal
1997 because of the portfolio's
emphasis on blue-chip growth stocks and
its underweighting in financials and
Continental cyclicals. Many first- and
second-line financial stocks in
Continental Europe rose amid
expectations of takeovers and mergers.
While these takeovers and mergers are,
in some cases, materializing, we remain
wary of the sector-wide share price
rises that we believe may well unwind
in due course as fundamental valuations
return to more reasonable

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 Growth of $10,000 - Class B
       ($ in Thousands)
 Average Annual Total Return
            (Fund)
                                                         Life of
                                  1 Year     5 Years      Fund

                                 19.40%(1)  22.30%(1)    13.14%(1)
                                 14.40%(2)  22.12%(2)    13.14%(2)
                                      Fund    MSCI(4)    Lipper(5)
June-1990                          $10,000    $10,000      $10,000
October-1990                        $9,230     $8,742       $8,749
October-1991                        $9,353     $9,921       $9,011
October-1992                        $9,129     $9,212       $8,593
October-1993                       $12,666    $11,492      $10,839
October-1994                       $14,643    $12,170      $12,160
October-1995                       $17,108    $13,099      $13,425
October-1996                       $20,918    $14,995      $15,732
October-1997                    $24,976(3)    $17,265      $18,939

  PAST PERFORMANCE IS NOT PREDICTION OF FUTURE RETURNS.
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable contingent deferred sales charge (CDSC) (1 year-5%, 5 years-2%, since inception-0%). See the Fund's current prospectus for complete details on fees and sales charges.
(3) Closing value assuming a complete redemption on October 31, 1997.
(4) The Morgan Stanley Capital International World Index (MSCI) measures performance from a diverse range of global stock markets including the U.S., Europe, Australia, New Zealand, and the Far East. The Index does not include any expenses, fees or charges, or reinvestment of dividends. The Index is unmanaged and should not be considered an investment.
(5) The Lipper European Region Funds Average tracks the performance of the funds which primarily invest in equity securities whose primary trading markets or operations are concentrated in the European region or a single country within this region, as reported by Lipper Analytical Services.

DEAN WITTER EUROPEAN GROWTH FUND INC.
LETTER TO THE SHAREHOLDERS OCTOBER 31, 1997, CONTINUED

levels. We believe that the Fund is currently well positioned for 1998 when visibility and delivery of earnings will be rewarded by the market. Stocks such as Societe Bic S.A. (France/food, beverage, tobacco & household products), Wolters Kluwer NV (Netherlands/publishing) and Securitas AB (Series "B" Free) (Sweden/business services) are examples of the types of growth companies that form the core of the Fund's portfolio.

While the Fund's country weightings normally derive from and are driven by stock decisions, it is worth noting that the Fund is currently overweighted in the Swedish and Dutch markets relative to the benchmark index. The United Kingdom remains the largest single country position. The Fund currently has no currency hedges in place given the relatively stable outlook for the dollar compared to European currencies.

On July 28, 1997, the Fund began offering four classes of shares: A, B, C and D, each with its own sales charge and distribution fee structure. A revised prospectus, which includes complete details regarding the Fund's conversion to multiple classes of shares, was mailed to shareholders in mid-summer.

OUTLOOK

The outlook for the European stock markets remains positive for 1998, although there are a number of issues that we will be carefully monitoring. The transition to monetary union and the introduction of the Euro begins with the passing of monetary policy powers to the European Central Bank on January 2, 1999. We continue to believe that the actual impact of monetary union on the equity markets will be limited. However, we believe that cross-border merger and acquisition activity will be stimulated and accelerated by the prospect of a single currency and this should provide an important support to the markets.

Over the near term, the economies are likely to continue to strengthen and companies should deliver rising earnings. As the economic cycle extends, the markets will be more discerning about the quality and sustainability of earnings, which should favor the Fund's growth oriented strategy.

We appreciate your support of Dean Witter European Growth Fund and look forward to continuing to serve your investment needs.

Sincerely,

/s/ Charles A. Fiumefreddo
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER EUROPEAN GROWTH FUND INC.
RESULTS OF SPECIAL MEETING (UNAUDITED)

On May 21, 1997, a special meeting of shareholders of Dean Witter European Growth Fund was held for the purpose of voting on five separate matters, the results of which are as follows:

1) APPROVAL OF A NEW INVESTMENT MANAGEMENT AGREEMENT BETWEEN THE FUND AND DEAN WITTER INTERCAPITAL INC., IN CONNECTION WITH THE MERGER OF MORGAN STANLEY GROUP INC. WITH DEAN WITTER, DISCOVER & CO.:

                                               NO. OF
VOTE                                           SHARES
-------------------------------------------  ----------
For........................................  43,306,931
Against....................................   1,104,824
Abstain....................................   4,071,773

2) APPROVAL OF A NEW SUB-ADVISORY AGREEMENT BETWEEN DEAN WITTER INTERCAPITAL INC. AND MORGAN GRENFELL INVESTMENT SERVICES LIMITED:

For........................................  42,959,722
Against....................................   1,299,056
Abstain....................................   4,224,750

3)  ELECTION OF DIRECTORS:

Michael Bozic
For.....................................     45,490,384
Withheld................................      2,993,144
Charles A. Fiumefreddo
For.....................................     45,509,682
Withheld................................      2,973,846
Edwin J. Garn
For.....................................     45,502,389
Withheld................................      2,981,139
John R. Haire
For.....................................     45,372,618
Withheld................................      3,110,910
Wayne E. Hedien
For.....................................     45,482,933
Withheld................................      3,000,595
Dr. Manuel H. Johnson
For.....................................     45,500,389
Withheld................................      2,983,139
Michael E. Nugent
For.....................................     45,548,519
Withheld................................      2,935,009
Philip J. Purcell
For.....................................     45,565,353
Withheld................................      2,918,175
John L. Schroeder
For.....................................     45,507,678
Withheld................................      2,975,850

4) APPROVAL OF A NEW INVESTMENT POLICY WITH RESPECT TO INVESTMENTS IN CERTAIN OTHER INVESTMENT COMPANIES:

                                               NO. OF
VOTE                                           SHARES
-------------------------------------------  ----------
For........................................  41,356,116
Against....................................   2,495,652
Abstain....................................   4,631,760

DEAN WITTER EUROPEAN GROWTH FUND INC.
RESULTS OF SPECIAL MEETING (UNAUDITED), CONTINUED

5) RATIFICATION OF THE SELECTION OF PRICE WATERHOUSE LLP AS THE FUND'S INDEPENDENT ACCOUNTANTS:

                                               NO. OF
VOTE                                           SHARES
-------------------------------------------  ----------
For........................................  44,447,226
Against....................................     705,260
Abstain....................................   3,331,042

DEAN WITTER EUROPEAN GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1997

   SHARES                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
              COMMON AND PREFERRED STOCKS (96.8%)
              DENMARK (2.3%)
              PHARMACEUTICALS
     195,300  Novo-Nordisk AS (Series B)........................................................  $   21,123,162
                                                                                                  --------------
              TRANSPORTATION
     150,375  Kobenhavns Lufthavne AS...........................................................      17,982,234
                                                                                                  --------------

              TOTAL DENMARK.....................................................................      39,105,396
                                                                                                  --------------

              FINLAND (1.7%)
              INSURANCE
     223,558  Pohjola Insurance Co. "B".........................................................       8,548,568
                                                                                                  --------------
              PAPER PRODUCTS
     920,200  UPM-Kymmene Oy....................................................................      20,454,813
                                                                                                  --------------

              TOTAL FINLAND.....................................................................      29,003,381
                                                                                                  --------------

              FRANCE (14.1%)
              BANKING
     298,931  Banque Nationale De Paris.........................................................      13,201,837
     223,559  Credit Commercial de France.......................................................      12,653,114
                                                                                                  --------------
                                                                                                      25,854,951
                                                                                                  --------------
              ELECTRICAL EQUIPMENT
     219,400  Alcatel Alsthom...................................................................      26,446,553
                                                                                                  --------------
              ELECTRONICS - SEMICONDUCTORS
     286,900  SGS-Thomson Microelectronics N.V.*................................................      20,397,030
                                                                                                  --------------
              FINANCIAL SERVICES
      81,969  Cetelem...........................................................................       9,085,584
                                                                                                  --------------
              FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
     174,610  Societe BIC S.A...................................................................      11,932,994
                                                                                                  --------------
              INSURANCE
     454,100  AXA-UAP...........................................................................      31,065,033
                                                                                                  --------------
              LEISURE
     114,900  Accor S.A.........................................................................      21,372,116
     110,000  Canal Plus........................................................................      19,127,122
                                                                                                  --------------
                                                                                                      40,499,238
                                                                                                  --------------
              OIL RELATED
     197,400  Elf Aquitaine S.A.................................................................      24,410,045
     192,000  Total S.A. (B Shares).............................................................      21,281,607
                                                                                                  --------------
                                                                                                      45,691,652
                                                                                                  --------------

   SHARES                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
              PHARMACEUTICALS
      89,000  Sanofi S.A........................................................................  $    8,446,831
                                                                                                  --------------
              STEEL & IRON
     591,000  Usinor Sacilor....................................................................       9,774,939
                                                                                                  --------------
              TIRE & RUBBER GOODS
     241,914  Michelin (C.G.D.E.) Class "B".....................................................      12,397,359
                                                                                                  --------------

              TOTAL FRANCE......................................................................     241,592,164
                                                                                                  --------------

              GERMANY (6.2%)
              APPAREL
       5,457  Hugo Boss AG (Pref.)..............................................................       6,896,383
                                                                                                  --------------
              AUTOMOTIVE
      22,724  Bayerische Motoren Werke (BMW) AG.................................................      16,427,147
                                                                                                  --------------
              CHEMICALS
     536,000  Hoechst AG........................................................................      20,383,536
                                                                                                  --------------
              HEALTH & PERSONAL CARE
         452  Rhoen-Klinikum AG.................................................................          43,235
         534  Rhoen-Klinikum AG (Pref.).........................................................          50,459
                                                                                                  --------------
                                                                                                          93,694
                                                                                                  --------------
              STEEL & IRON
     130,715  SGL Carbon AG.....................................................................      18,337,988
      92,515  Thyssen AG........................................................................      20,406,932
                                                                                                  --------------
                                                                                                      38,744,920
                                                                                                  --------------
              UTILITIES
     410,600  Veba AG...........................................................................      22,874,585
                                                                                                  --------------

              TOTAL GERMANY.....................................................................     105,420,265
                                                                                                  --------------

              ITALY (4.8%)
              HOUSEHOLD FURNISHINGS & APPLIANCES
     408,000  Industrie Natuzzi SpA (ADR).......................................................       9,129,000
                                                                                                  --------------
              OIL & GAS PRODUCTS
   2,825,500  Ente Nazionale Idrocarburi SpA....................................................      15,891,601
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER EUROPEAN GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1997, CONTINUED

   SHARES                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
              TELECOMMUNICATIONS
   6,034,050  Telecom Italia Mobile SpA.........................................................  $   22,387,415
   5,500,750  Telecom Italia SpA................................................................      34,480,432
                                                                                                  --------------
                                                                                                      56,867,847
                                                                                                  --------------
              TOTAL ITALY.......................................................................      81,888,448
                                                                                                  --------------
              NETHERLANDS (13.7%)
              CHEMICALS
     140,615  Akzo Nobel NV.....................................................................      24,745,057
                                                                                                  --------------
              ELECTRICAL EQUIPMENT
     497,150  Philips Electronics NV............................................................      38,871,811
                                                                                                  --------------
              INSURANCE
     298,056  Aegon NV..........................................................................      23,458,111
     621,502  ING Groep NV......................................................................      26,055,768
                                                                                                  --------------
                                                                                                      49,513,879
                                                                                                  --------------
              MEDIA
     435,000  PolyGram NV.......................................................................      24,703,704
                                                                                                  --------------
              PUBLISHING
   1,115,000  Ver Ned Uitgev Ver Bezit NV.......................................................      26,383,745
     204,230  Wolters Kluwer NV.................................................................      25,045,490
                                                                                                  --------------
                                                                                                      51,429,235
                                                                                                  --------------
              RETAIL
     847,515  Koninklijke Ahold NV..............................................................      21,667,436
                                                                                                  --------------
              SEMICONDUCTOR EQUIPMENT
     169,000  ASM Lithography Holding NV*.......................................................      12,257,716
                                                                                                  --------------
              STEEL & IRON
     269,986  Koninklijke Hoogovens NV..........................................................      12,360,470
                                                                                                  --------------
              TOTAL NETHERLANDS.................................................................     235,549,308
                                                                                                  --------------

              SPAIN (4.0%)
              BANKS
     876,503  Banco Bilbao Vizcaya S.A..........................................................      23,398,275
     438,408  Banco Popular Espanol S.A.........................................................      25,843,568
                                                                                                  --------------
                                                                                                      49,241,843
                                                                                                  --------------
              TELECOMMUNICATIONS
     686,291  Telefonica de Espana..............................................................      18,697,333
                                                                                                  --------------
              TOTAL SPAIN.......................................................................      67,939,176
                                                                                                  --------------

   SHARES                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------

              SWEDEN (7.9%)
              BUSINESS SERVICES
     759,650  Securitas AB
                (Series "B" Free)...............................................................  $   20,247,884
                                                                                                  --------------
              INSURANCE
     696,992  Scandia Forsakrings AB............................................................      32,511,122
                                                                                                  --------------
              MULTI-INDUSTRY
     550,000  Assa Abloy AB (Series B)..........................................................      12,534,151
                                                                                                  --------------
              PHARMACEUTICALS
     920,000  Astra AB (B Shares)...............................................................      14,222,696
     513,100  Astra AB (Series "A" Free)........................................................       8,274,152
                                                                                                  --------------
                                                                                                      22,496,848
                                                                                                  --------------
              RETAIL
     279,685  Hennes & Mauritz AB (B Shares)....................................................      11,424,462
                                                                                                  --------------
              TELECOMMUNICATION EQUIPMENT
     826,730  Ericsson (L.M.) Telephone Co. AB (Series "B" Free)................................      36,359,152
                                                                                                  --------------

              TOTAL SWEDEN......................................................................     135,573,619
                                                                                                  --------------

              SWITZERLAND (7.5%)
              FOODS & BEVERAGES
      13,685  Nestle S.A........................................................................      19,299,861
                                                                                                  --------------
              MULTI-INDUSTRY
      17,187  ABB AG - Bearer...................................................................      22,420,497
                                                                                                  --------------
              PHARMACEUTICALS
      22,281  Novartis AG.......................................................................      34,926,542
       6,000  Novartis AG - Bearer..............................................................       9,469,621
       3,877  Roche Holdings AG.................................................................      34,100,418
                                                                                                  --------------
                                                                                                      78,496,581
                                                                                                  --------------
              TRANSPORTATION
       6,800  Sairgroup*........................................................................       9,123,374
                                                                                                  --------------

              TOTAL SWITZERLAND.................................................................     129,340,313
                                                                                                  --------------

              UNITED KINGDOM (34.6%)
              AEROSPACE & DEFENSE
     572,222  British Aerospace PLC.............................................................      15,144,920
   3,550,000  Rolls-Royce PLC*..................................................................      12,709,781
     498,000  Smiths Industries PLC.............................................................       7,206,782
                                                                                                  --------------
                                                                                                      35,061,483
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER EUROPEAN GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1997, CONTINUED

   SHARES                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
              AUTOMOTIVE
   2,096,910  BBA Group PLC.....................................................................  $   14,102,684
                                                                                                  --------------
              BANKING
   1,553,000  Abbey National PLC................................................................      24,630,642
     728,000  Barclays Bank PLC.................................................................      18,183,904
      94,124  HSBC Holdings PLC.................................................................       2,338,421
     925,000  Lloyds TSB Group PLC..............................................................      11,529,061
     635,060  Northern Rock PLC*................................................................       5,099,786
                                                                                                  --------------
                                                                                                      61,781,814
                                                                                                  --------------
              BREWERS
     815,000  Scottish & Newcastle Breweries PLC................................................       9,196,774
     828,042  Vaux Group PLC....................................................................       3,324,754
                                                                                                  --------------
                                                                                                      12,521,528
                                                                                                  --------------
              BROADCAST MEDIA
     761,274  Flextech PLC*.....................................................................       7,450,627
                                                                                                  --------------
              BUILDING & CONSTRUCTION
   1,626,000  Blue Circle Industries PLC........................................................       9,521,043
   2,249,000  Redland PLC.......................................................................      12,868,013
                                                                                                  --------------
                                                                                                      22,389,056
                                                                                                  --------------
              BUSINESS SERVICES
     905,000  Reuters Holdings PLC..............................................................       9,796,001
                                                                                                  --------------
              CHEMICALS
   1,326,000  Albright & Wilson PLC.............................................................       3,604,897
                                                                                                  --------------
              COMPUTER SOFTWARE & SERVICES
   1,000,000  Sage Group (The) PLC..............................................................      12,045,600
                                                                                                  --------------
              COMPUTERS
     568,090  SEMA Group PLC....................................................................      12,726,051
                                                                                                  --------------
              CONGLOMERATES
   1,871,857  BTR PLC...........................................................................       6,302,379
   2,020,000  Tomkins PLC.......................................................................      10,341,148
                                                                                                  --------------
                                                                                                      16,643,527
                                                                                                  --------------
              ELECTRICAL EQUIPMENT
   1,481,818  BICC Group (The) PLC..............................................................       4,115,275
     979,000  General Electric Co. PLC..........................................................       6,236,179
                                                                                                  --------------
                                                                                                      10,351,454
                                                                                                  --------------
              FOOD PROCESSING
     950,000  Associated British Foods PLC......................................................       7,628,880
                                                                                                  --------------
              FOOD, BEVERAGE, TOBACCO & HOUSEHOLD PRODUCTS
     684,600  Grand Metropolitan PLC............................................................       6,161,907
     900,000  Guinness PLC......................................................................       8,025,381

   SHARES                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
     836,000  Tate & Lyle PLC...................................................................  $    6,356,764
                                                                                                  --------------
                                                                                                      20,544,052
                                                                                                  --------------
              FOREST PRODUCTS, PAPER & PACKING
     489,000  De La Rue PLC.....................................................................       3,460,550
                                                                                                  --------------
              HEALTH & PERSONAL CARE
   4,008,000  London International Group PLC....................................................      10,259,238
                                                                                                  --------------
              INSURANCE
     319,000  Britannic Assurance PLC...........................................................       5,062,021
     619,884  Commercial Union PLC..............................................................       8,711,354
   1,519,800  Prudential Corp. PLC..............................................................      16,171,098
   1,526,246  Royal & Sun Alliance Insurance Group PLC..........................................      14,592,736
                                                                                                  --------------
                                                                                                      44,537,209
                                                                                                  --------------
              LEISURE
     777,000  Granada Group PLC.................................................................      10,685,351
   2,445,000  Ladbroke Group PLC................................................................      10,921,595
   2,338,000  Rank Group PLC....................................................................      13,025,208
                                                                                                  --------------
                                                                                                      34,632,154
                                                                                                  --------------
              NATURAL GAS
   1,904,110  BG PLC*...........................................................................       8,346,209
                                                                                                  --------------
              OIL RELATED
   3,630,000  Lasmo PLC.........................................................................      16,700,722
   5,664,000  Shell Transport & Trading Co. PLC.................................................      40,059,249
                                                                                                  --------------
                                                                                                      56,759,971
                                                                                                  --------------
              PHARMACEUTICALS
     959,620  British Biotech PLC*..............................................................       1,669,662
   1,529,325  Glaxo Wellcome PLC................................................................      32,698,406
   1,351,823  SmithKline Beecham PLC............................................................      12,778,039
                                                                                                  --------------
                                                                                                      47,146,107
                                                                                                  --------------
              PUBLISHING
     911,000  United News & Media PLC...........................................................      11,430,772
                                                                                                  --------------
              REAL ESTATE
   1,000,000  Hammerson PLC.....................................................................       8,080,590
                                                                                                  --------------
              RETAIL
     685,000  Great Universal Stores PLC........................................................       8,096,525
   2,211,000  Morrison (W.M.) Supermarkets PLC..................................................       7,287,036
   1,030,000  Next PLC..........................................................................      12,234,649
     803,194  Tesco PLC.........................................................................       6,412,344
                                                                                                  --------------
                                                                                                      34,030,554
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER EUROPEAN GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 1997, CONTINUED

   SHARES                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
              RETAIL - DEPARTMENT STORES
     914,000  Kingfisher PLC....................................................................  $   13,119,867
                                                                                                  --------------
              RETAIL - MERCHANDISING
   1,258,000  Vendome Luxury Group PLC (Units)++................................................       7,639,821
                                                                                                  --------------
              TELECOMMUNICATIONS
   3,798,000  British Telecommunications PLC....................................................      28,783,865
   2,099,000  General Cable PLC*................................................................       4,284,185
   1,776,330  Securicor PLC.....................................................................       8,009,001
     820,000  Vodafone Group PLC................................................................       4,458,545
                                                                                                  --------------
                                                                                                      45,535,596
                                                                                                  --------------
              TRANSPORTATION
   1,032,800  British Airways PLC...............................................................      10,056,229
                                                                                                  --------------
              UTILITIES - ELECTRIC
   1,293,000  National Power PLC................................................................      10,751,049
                                                                                                  --------------

              TOTAL UNITED KINGDOM..............................................................     592,433,570
                                                                                                  --------------

              TOTAL COMMON AND PREFERRED STOCKS
              (IDENTIFIED COST $1,294,119,006)..................................................   1,657,845,640
                                                                                                  --------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                          VALUE
----------------------------------------------------------------------------------------------------------------
           SHORT-TERM INVESTMENT (a) (1.0%)
           U.S. GOVERNMENT AGENCY
$ 17,000   Federal Home Loan Mortgage Corp. 5.65% due 11/03/97 (AMORTIZED COST
             $16,994,664).................................................................  $         16,994,664
                                                                                            --------------------

TOTAL INVESTMENTS
(IDENTIFIED COST $1,311,113,670) (b)...................................................   97.8 %   1,674,840,304
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES.........................................    2.2        37,389,240
                                                                                         ------  ---------------

NET ASSETS.............................................................................  100.0 % $ 1,712,229,544
                                                                                         ------  ---------------
                                                                                         ------  ---------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
++ Consists of more than one class of securities traded together as a unit; stocks with attached warrants.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $403,550,792 and the aggregate gross unrealized depreciation is $39,824,158, resulting in net unrealized appreciation of $363,726,634.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT OCTOBER 31, 1997:

                                                 UNREALIZED
CONTRACTS TO          IN          DELIVERY      APPRECIATION
   RECEIVE       EXCHANGE FOR       DATE       (DEPRECIATION)
--------------------------------------------------------------
 GBP  172,288    $     287,893    11/03/97        $   345
$   3,307,933    DEM 5,692,292    11/04/97        $ 8,054
FIM 7,691,000    $   1,486,614    11/04/97        $(1,292)
GBP 1,738,761    $   2,896,480    11/04/97        $12,466
$     259,017    SEK 1,942,914    11/04/97        $    83
                                                  -------
         Net unrealized appreciation......        $19,656
                                                  -------
                                                  -------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER EUROPEAN GROWTH FUND INC.
SUMMARY OF INVESTMENTS OCTOBER 31, 1997

                                                                                                              PERCENT OF
INDUSTRY                                                                                          VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense.........................................................................  $   35,061,483      2.0%
Apparel.....................................................................................       6,896,383      0.4
Automotive..................................................................................      30,529,831      1.8
Banking.....................................................................................      87,636,765      5.1
Banks.......................................................................................      49,241,843      2.9
Brewers.....................................................................................      12,521,528      0.7
Broadcast Media.............................................................................       7,450,627      0.4
Building & Construction.....................................................................      22,389,056      1.3
Business Services...........................................................................      30,043,885      1.8
Chemicals...................................................................................      48,733,490      2.8
Computer Software & Services................................................................      12,045,600      0.7
Computers...................................................................................      12,726,051      0.7
Conglomerates...............................................................................      16,643,527      1.0
Electrical Equipment........................................................................      75,669,818      4.4
Electronics - Semiconductors................................................................      20,397,030      1.2
Financial Services..........................................................................       9,085,584      0.5
Food Processing.............................................................................       7,628,880      0.5
Food, Beverage, Tobacco & Household Products................................................      32,477,046      1.9
Foods & Beverages...........................................................................      19,299,861      1.1
Forest Products, Paper & Packing............................................................       3,460,550      0.2
Health & Personal Care......................................................................      10,352,932      0.6
Household Furnishings & Appliances..........................................................       9,129,000      0.5
Insurance...................................................................................     166,175,811      9.7
Leisure.....................................................................................      75,131,392      4.4
Media.......................................................................................      24,703,704      1.5
Multi-Industry..............................................................................      34,954,648      2.0

                                                                                                              PERCENT OF
INDUSTRY                                                                                          VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------------------
Natural Gas.................................................................................  $    8,346,209      0.5%
Oil & Gas Products..........................................................................      15,891,601      0.9
Oil Related.................................................................................     102,451,623      6.0
Paper Products..............................................................................      20,454,813      1.2
Pharmaceuticals.............................................................................     177,709,529     10.4
Publishing..................................................................................      62,860,007      3.7
Real Estate.................................................................................       8,080,590      0.5
Retail......................................................................................      67,122,452      4.0
Retail - Department Stores..................................................................      13,119,867      0.8
Retail - Merchandising......................................................................       7,639,821      0.5
Semiconductor Equipment.....................................................................      12,257,716      0.7
Steel & Iron................................................................................      60,880,329      3.5
Telecommunication Equipment.................................................................      36,359,152      2.1
Telecommunications..........................................................................     121,100,776      7.1
Tire & Rubber Goods.........................................................................      12,397,359      0.7
Transportation..............................................................................      37,161,837      2.2
U.S. Government Agency......................................................................      16,994,664      1.0
Utilities...................................................................................      22,874,585      1.3
Utilities - Electric........................................................................      10,751,049      0.6
                                                                                              --------------    -----
                                                                                              $1,674,840,304     97.8%
                                                                                              --------------    -----
                                                                                              --------------    -----

                                                                                                              PERCENT OF
TYPE OF INVESTMENT                                                                                VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------------------
Common Stocks...............................................................................  $1,650,898,798     96.4%
Preferred Stocks............................................................................       6,946,842      0.4
Short-Term Investments......................................................................      16,994,664      1.0
                                                                                              --------------    -----
                                                                                              $1,674,840,304     97.8%
                                                                                              --------------    -----
                                                                                              --------------    -----

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER EUROPEAN GROWTH FUND INC.
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1997

ASSETS:
Investments in securities, at value
  (identified cost $1,311,113,670)..........................................................  $1,674,840,304
Cash (including $1,204,232 in foreign currency).............................................       2,061,597
Receivable for:
    Investments sold........................................................................      40,295,758
    Capital stock sold......................................................................       4,319,844
    Foreign withholding taxes reclaimed.....................................................       3,324,008
    Dividends...............................................................................       2,446,190
Prepaid expenses and other assets...........................................................         147,212
                                                                                              --------------
     TOTAL ASSETS...........................................................................   1,727,434,913
                                                                                              --------------
LIABILITIES:
Payable for:
    Investments purchased...................................................................      10,146,253
    Capital stock repurchased...............................................................       1,695,292
    Investment management fee...............................................................       1,472,814
    Plan of distribution fee................................................................       1,317,493
Accrued expenses and other payables.........................................................         573,517
                                                                                              --------------
     TOTAL LIABILITIES......................................................................      15,205,369
                                                                                              --------------
     NET ASSETS.............................................................................  $1,712,229,544
                                                                                              --------------
                                                                                              --------------
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................................................  $1,187,357,588
Net unrealized appreciation.................................................................     363,905,991
Accumulated undistributed net investment income.............................................      14,361,039
Accumulated undistributed net realized gain.................................................     146,604,926
                                                                                              --------------
     NET ASSETS.............................................................................  $1,712,229,544
                                                                                              --------------
                                                                                              --------------
CLASS A SHARES:
Net Assets..................................................................................      $1,862,434
Shares Outstanding (500,000,000 authorized, $.01 par value).................................         100,883
     NET ASSET VALUE PER SHARE..............................................................          $18.46
                                                                                              --------------
                                                                                              --------------
     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET        ASSET VALUE)...............................          $19.48
                                                                                              --------------
                                                                                              --------------
CLASS B SHARES:
Net Assets..................................................................................  $1,707,433,455
Shares Outstanding (500,000,000 authorized, $.01 par value).................................      92,665,249
     NET ASSET VALUE PER SHARE..............................................................          $18.43
                                                                                              --------------
                                                                                              --------------
CLASS C SHARES:
Net Assets..................................................................................      $2,888,969
Shares Outstanding (500,000,000 authorized, $.01 par value).................................         156,779
     NET ASSET VALUE PER SHARE..............................................................          $18.43
                                                                                              --------------
                                                                                              --------------
CLASS D SHARES:
Net Assets..................................................................................         $44,686
Shares Outstanding (500,000,000 authorized, $.01 par value).................................           2,419
     NET ASSET VALUE PER SHARE..............................................................          $18.47
                                                                                              --------------
                                                                                              --------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 1997*

NET INVESTMENT INCOME:
INCOME
Dividends (net of $5,733,956 foreign withholding tax).........................................  $ 33,003,757
Interest......................................................................................     2,676,462
                                                                                                ------------

     TOTAL INCOME.............................................................................    35,680,219
                                                                                                ------------
EXPENSES
Investment management fee.....................................................................    15,130,951
Plan of distribution fee (Class A shares).....................................................           678
Plan of distribution fee (Class B shares).....................................................    13,514,335
Plan of distribution fee (Class C shares).....................................................         4,641
Transfer agent fees and expenses..............................................................     1,779,397
Custodian fees................................................................................     1,249,937
Professional fees.............................................................................       201,870
Registration fees.............................................................................       168,133
Shareholder reports and notices...............................................................       139,751
Directors' fees and expenses..................................................................        15,444
Other.........................................................................................        26,225
                                                                                                ------------

     TOTAL EXPENSES...........................................................................    32,231,362
                                                                                                ------------

     NET INVESTMENT INCOME....................................................................     3,448,857
                                                                                                ------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on:
    Investments...............................................................................   156,158,183
    Foreign exchange transactions.............................................................     7,713,210
                                                                                                ------------

     NET GAIN.................................................................................   163,871,393
                                                                                                ------------
Net change in unrealized appreciation on:
    Investments...............................................................................    93,587,684
    Translation of forward foreign currency contracts, other assets and liabilities
      denominated in foreign currencies.......................................................     1,635,677
                                                                                                ------------

     NET APPRECIATION.........................................................................    95,223,361
                                                                                                ------------

     NET GAIN.................................................................................   259,094,754
                                                                                                ------------

NET INCREASE..................................................................................  $262,543,611
                                                                                                ------------
                                                                                                ------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER EUROPEAN GROWTH FUND INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                            FOR THE YEAR      FOR THE YEAR
                                                                               ENDED             ENDED
                                                                          OCTOBER 31,1997*  OCTOBER 31, 1996
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income...................................................  $      3,448,857  $      1,415,101
Net realized gain.......................................................       163,871,393        98,442,961
Net change in unrealized appreciation...................................        95,223,361       106,832,263
                                                                          ----------------  ----------------

     NET INCREASE.......................................................       262,543,611       206,690,325
                                                                          ----------------  ----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class B shares........................................................        (8,287,857)        --
Net realized gain
  Class B shares........................................................       (97,160,987)      (44,251,712)
                                                                          ----------------  ----------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS..................................      (105,448,844)      (44,251,712)
                                                                          ----------------  ----------------
Net increase from capital stock transactions............................       327,284,817       197,680,851
                                                                          ----------------  ----------------

     NET INCREASE.......................................................       484,379,584       360,119,464
                                                                          ----------------  ----------------

NET ASSETS:
Beginning of period.....................................................     1,227,849,960       867,730,496
                                                                          ----------------  ----------------

     END OF PERIOD
    (INCLUDING AN ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF
    $14,361,039 AND $1,933,547, RESPECTIVELY)...........................  $  1,712,229,544  $  1,227,849,960
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1997

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter European Growth Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize the capital appreciation of its investments. The Fund was incorporated in Maryland on February 13, 1990 and commenced operations on May 31, 1990. On July 28, 1997, the Fund commenced offering three classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors); (2) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (4) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc. (the "Investment Manager") or Morgan Grenfell Investment Services Limited (the "Sub-Adviser") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily available may be based upon current

DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1997, CONTINUED

market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. OPTION ACCOUNTING PRINCIPLES -- When the Fund writes a call option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received.

When the Fund purchases a call or put option, the premium paid is recorded as an investment and is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1997, CONTINUED

E. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1997, CONTINUED

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 1.0% of the portion of net assets not exceeding $500 million and 0.95% to the portion of daily net assets exceeding $500 million. Effective May 1, 1997, the Agreement was amended to reduce the annual rate to 0.90% of the portion of daily net assets in excess of $2 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

Under a Sub-Advisory Agreement between the Sub-Adviser and the Investment Manager, the Sub-Adviser provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Adviser compensation equal to 40% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since inception of the Fund (not including reinvestment of dividends or capital gain distributions) less the average net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions

DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1997, CONTINUED

for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $34,179,807 at October 31, 1997.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the period ended October 31, 1997, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 1997, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $1,853,492 and $440, respectively, and received approximately $34,000 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1997, CONTINUED

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 1997 aggregated $873,504,950 and $662,190,848, respectively.

For the period May 31, 1997 through October 31, 1997, the Fund incurred brokerage commissions of $21,602 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager since May 31, 1997, for portfolio transactions executed on behalf of the Fund. At October 31, 1997, the Fund's payable for investments purchased included unsettled trades with Morgan Stanley & Co., Inc., of $3,576,164.

Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At October 31, 1997, the Fund had transfer agent fees and expenses payable of approximately $100.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended October 31, 1997 included in Directors' fees and expenses in the Statement of Operations amounted to $1,925. At October 31, 1997, the Fund had an accrued pension liability of $47,077 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

As of October 31, 1997, the Fund had temporary book/tax differences primarily attributable to income from the mark-to-market of passive foreign investment companies ("PFICs") and permanent book/tax differences attributable to tax adjustments on PFICs sold by the Fund and foreign currency gains. To reflect reclassifications arising from the permanent differences, accumulated undistributed net realized gain was charged and accumulated undistributed net investment income was credited $17,266,492.

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 1997, CONTINUED

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At October 31, 1997, there were outstanding forward contracts used to facilitate settlement of foreign currency denominated portfolio transactions.

At October 31, 1997, investments in securities of issuers in the United Kingdom represented 34.6% of the Fund's net assets. These investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

7. CAPITAL STOCK

Transactions in capital stock were as follows:

                                                                           FOR THE YEAR                  FOR THE YEAR
                                                                              ENDED                         ENDED
                                                                         OCTOBER 31, 1997              OCTOBER 31, 1996
                                                                   ----------------------------   --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
CLASS A SHARES*
Sold.............................................................      102,145   $    1,884,214       --             --
Redeemed.........................................................       (1,262)         (23,880)      --             --
                                                                   -----------   --------------   -----------   ------------
Net increase -- Class A..........................................      100,883        1,860,334       --             --
                                                                   -----------   --------------   -----------   ------------

CLASS B SHARES
Sold.............................................................   42,082,583      738,349,917    24,444,448   $371,386,556
Reinvestment of dividends and distributions......................    6,087,300       98,796,887     3,030,461     41,577,920
Redeemed.........................................................  (28,751,620)    (514,693,020)  (14,340,465)  (215,283,625)
                                                                   -----------   --------------   -----------   ------------
Net increase -- Class B..........................................   19,418,263      322,453,784    13,134,444    197,680,851
                                                                   -----------   --------------   -----------   ------------

CLASS C SHARES*
Sold.............................................................      168,016        3,136,766       --             --
Redeemed.........................................................      (11,237)        (210,091)      --             --
                                                                   -----------   --------------   -----------   ------------
Net increase -- Class C..........................................      156,779        2,926,675       --             --
                                                                   -----------   --------------   -----------   ------------

CLASS D SHARES*
Sold.............................................................        2,419           44,024       --             --
Redeemed.........................................................      --              --             --             --
                                                                   -----------   --------------   -----------   ------------
Net increase -- Class D..........................................        2,419           44,024       --             --
                                                                   -----------   --------------   -----------   ------------
Net increase in Fund.............................................   19,678,344   $  327,284,817    13,134,444   $197,680,851
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

---------------------

 *   For the period July 28, 1997 (issue date) through October 31, 1997.

DEAN WITTER EUROPEAN GROWTH FUND INC.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                                                                              FOR THE PERIOD
                                                         FOR THE YEAR ENDED OCTOBER 31                        MAY 31, 1990*
                                     ---------------------------------------------------------------------       THROUGH
                                     1997**++     1996      1995      1994      1993      1992      1991     OCTOBER 31, 1990
-----------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of
 period............................  $ 16.76    $ 14.44    $13.49    $11.86    $ 8.57    $ 9.22    $ 9.23       $10.00
                                     --------   --------   -------   -------   -------   -------   -------      ------

Net investment income (loss).......     0.04       0.02      0.02      0.02     (0.01)     0.01      0.05         0.05

Net realized and unrealized gain
 (loss)............................     3.02       3.03      2.00      1.84      3.30     (0.23)     0.07        (0.82)
                                     --------   --------   -------   -------   -------   -------   -------      ------

Total from investment operations...     3.06       3.05      2.02      1.86      3.29     (0.22)     0.12        (0.77)
                                     --------   --------   -------   -------   -------   -------   -------      ------

Less dividends and distributions
 from:
   Net investment income...........    (0.11)     --         --        --        --       (0.03)    (0.07)      --
   Net realized gain...............    (1.28)     (0.73)    (1.07)    (0.23)     --       (0.40)    (0.06)      --
                                     --------   --------   -------   -------   -------   -------   -------      ------

Total dividends and
 distributions.....................    (1.39)     (0.73)    (1.07)    (0.23)     --       (0.43)    (0.13)      --
                                     --------   --------   -------   -------   -------   -------   -------      ------

Net asset value, end of period.....  $ 18.43    $ 16.76    $14.44    $13.49    $11.86    $ 8.57    $ 9.22       $ 9.23
                                     --------   --------   -------   -------   -------   -------   -------      ------
                                     --------   --------   -------   -------   -------   -------   -------      ------

TOTAL INVESTMENT RETURN+...........    19.40%     22.27%    16.83%    15.61%    38.74%    (2.39)%    1.33%       (7.70)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses...........................     2.42%      2.13%     2.23%     2.27%     2.38%     2.40%     2.44%        2.45%(2)

Net investment income (loss).......     0.22%      0.14%     0.13%     0.21%    (0.09)%    0.11%     0.51%        1.52%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 millions                             $1,707     $1,228      $868      $759      $459      $297      $316         $304

Portfolio turnover rate............       44%        49%       61%       72%      120%      116%      111%          36%(1)

Average commission rate paid.......  $0.0559    $0.0448      --        --        --        --        --         --

---------------------

 *   Commencement of operations.
** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER EUROPEAN GROWTH FUND INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                            THROUGH
                                                                          OCTOBER 31,
                                                                             1997++
----------------------------------------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 18.64
                                                                             ------
Net investment loss...................................................        (0.02)
Net realized and unrealized loss......................................        (0.16)
                                                                             ------
Total from investment operations......................................        (0.18)
                                                                             ------
Net asset value, end of period........................................      $ 18.46
                                                                             ------
                                                                             ------
TOTAL INVESTMENT RETURN+..............................................        (0.97)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.70% (2)
Net investment loss...................................................        (0.33)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $ 1,862
Portfolio turnover rate...............................................           44%
Average commission rate paid..........................................      $0.0559

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 18.64
                                                                             ------
Net investment loss...................................................        (0.04)
Net realized and unrealized loss......................................        (0.17)
                                                                             ------
Total from investment operations......................................        (0.21)
                                                                             ------
Net asset value, end of period........................................      $ 18.43
                                                                             ------
                                                                             ------
TOTAL INVESTMENT RETURN+..............................................        (1.13)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         2.50% (2)
Net investment loss...................................................        (0.76)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $ 2,889
Portfolio turnover rate...............................................           44%
Average commission rate paid..........................................      $0.0559

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER EUROPEAN GROWTH FUND INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                            THROUGH
                                                                          OCTOBER 31,
                                                                             1997++
----------------------------------------------------------------------------------------

CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period..................................      $ 18.64
                                                                             ------

Net investment income.................................................         0.02

Net realized and unrealized loss......................................        (0.19)
                                                                             ------

Total from investment operations......................................        (0.17)
                                                                             ------

Net asset value, end of period........................................      $ 18.47
                                                                             ------
                                                                             ------

TOTAL INVESTMENT RETURN+..............................................        (0.91)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.51% (2)

Net investment income.................................................         0.33% (2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................          $45

Portfolio turnover rate...............................................           44%

Average commission rate paid..........................................      $0.0559

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER EUROPEAN GROWTH FUND INC.
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
OF DEAN WITTER EUROPEAN GROWTH FUND INC.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dean Witter European Growth Fund Inc. (the "Fund") at October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1997 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
DECEMBER 17, 1997

                      1997 FEDERAL TAX NOTICE (UNAUDITED)

       During the year ended October 31, 1997, the Fund paid to shareholders $1.28 per share from long-term capital gains. For the year ended October 31, 1997, the Fund has elected, pursuant to
       Section 853 of the Internal Revenue Code, to pass through foreign taxes of $0.04 per share. The Fund generated net foreign source income of $0.06 per share with respect to this election.

BOARD OF DIRECTORS

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048


SUB-ADVISOR
Morgan Grenfell Investment Services Limited


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and directors, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


DEAN WITTER EUROPEAN GROWTH FUND


[GRAPHIC]


ANNUAL REPORT
OCTOBER 31, 1997